Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 3.7%
Boeing Co	985	$374,763
L3Harris Technologies Inc	49,200	10,265,088
Lockheed Martin Corp	42,400	16,538,544
Northrop Grumman Corp	8,276	3,101,762
Raytheon Co	48,900	9,593,691
United Technologies Corp	1,581	215,838
		40,089,686
Air Freight & Logistics – 1.8%
CH Robinson Worldwide Inc	116,900	9,910,782
Expeditors International of Washington Inc	130,300	9,679,987
		19,590,769
Airlines – 0.1%
United Airlines Holdings Inc*	16,200	1,432,242
Automobiles – 0.1%
Ford Motor Co	63,277	579,617
General Motors Co	15,900	595,932
		1,175,549
Banks – 2.2%
BB&T Corp	5,083	271,280
Comerica Inc	3,180	209,848
Fifth Third Bancorp	26,753	732,497
First Republic Bank/CA	5,858	566,469
JPMorgan Chase & Co	22,000	2,589,180
M&T Bank Corp	38,294	6,049,303
People's United Financial Inc	509,147	7,960,513
PNC Financial Services Group Inc	39,400	5,522,304
		23,901,394
Beverages – 2.4%
Brown-Forman Corp	21,500	1,349,770
Coca-Cola Co	63,800	3,473,272
Constellation Brands Inc	34,500	7,151,160
PepsiCo Inc	106,400	14,587,440
		26,561,642
Capital Markets – 3.6%
Bank of New York Mellon Corp	3,262	147,475
Cboe Global Markets Inc	16,100	1,850,051
CME Group Inc	107,000	22,613,380
Intercontinental Exchange Inc	138,510	12,780,318
MSCI Inc	3,361	731,858
Nasdaq Inc	9,400	933,890
S&P Global Inc	1,387	339,787
		39,396,759
Chemicals – 1.1%
Air Products & Chemicals Inc	5,938	1,317,405
Corteva Inc	37,403	1,047,284
Eastman Chemical Co	5,400	398,682
Ecolab Inc	7,700	1,524,908
International Flavors & Fragrances Inc	28,662	3,516,541
Linde PLC	4,879	945,160
Sherwin-Williams Co	5,400	2,969,298
		11,719,278
Commercial Services & Supplies – 1.6%
Copart Inc*	13,360	1,073,209
Republic Services Inc	142,000	12,290,100
Waste Management Inc	31,000	3,565,000
		16,928,309
Communications Equipment – 0.8%
F5 Networks Inc*	31,718	4,453,842
Motorola Solutions Inc	24,400	4,158,004
		8,611,846
Consumer Finance – 0.1%
Synchrony Financial	17,194	586,143
Containers & Packaging – 0.1%
Amcor PLC	80,802	787,820
Ball Corp	4,126	300,414
		1,088,234
Diversified Consumer Services – 0.3%
H&R Block Inc	134,600	3,179,252

Shares		Value
Common Stocks – (continued)
Diversified Telecommunication Services – 1.5%
AT&T Inc	390,291	$14,768,611
Verizon Communications Inc	33,500	2,022,060
		16,790,671
Electric Utilities – 12.4%
Alliant Energy Corp	27,400	1,477,682
American Electric Power Co Inc	39,500	3,700,755
Duke Energy Corp	131,200	12,576,832
Edison International	45,900	3,461,778
Entergy Corp	37,500	4,401,000
Evergy Inc	136,398	9,078,651
Eversource Energy	13,615	1,163,674
Exelon Corp	121,420	5,865,800
FirstEnergy Corp	77,900	3,757,117
NextEra Energy Inc	36,154	8,423,520
Pinnacle West Capital Corp	73,464	7,131,151
PPL Corp	48,030	1,512,465
Southern Co	1,002,748	61,939,744
Xcel Energy Inc	160,200	10,395,378
		134,885,547
Electronic Equipment, Instruments & Components – 0.3%
FLIR Systems Inc	7,344	386,221
Keysight Technologies Inc*	24,340	2,367,065
		2,753,286
Energy Equipment & Services – 0.1%
Baker Hughes a GE Co	13,500	313,200
TechnipFMC PLC	25,438	614,073
		927,273
Entertainment – 0.8%
Activision Blizzard Inc	42,429	2,245,343
Electronic Arts Inc*	9,543	933,496
Take-Two Interactive Software Inc*	7,980	1,000,213
Walt Disney Co	33,289	4,338,223
		8,517,275
Equity Real Estate Investment Trusts (REITs) – 6.4%
American Tower Corp	26,399	5,837,611
Apartment Investment & Management Co	27,397	1,428,480
AvalonBay Communities Inc	24,200	5,210,986
Crown Castle International Corp	28,972	4,027,398
Duke Realty Corp	60,400	2,051,788
Equinix Inc	2,398	1,383,166
Equity Residential	36,298	3,131,065
Essex Property Trust Inc	15,400	5,030,410
Extra Space Storage Inc	77,326	9,033,223
HCP Inc	96,900	3,452,547
Mid-America Apartment Communities Inc	27,463	3,570,465
Public Storage	33,087	8,115,249
Realty Income Corp	84,634	6,489,735
SBA Communications Corp	5,900	1,422,785
Simon Property Group Inc	13,616	2,119,330
UDR Inc	73,257	3,551,499
Ventas Inc	18,840	1,375,885
Welltower Inc	25,830	2,341,490
		69,573,112
Food & Staples Retailing – 4.4%
Kroger Co	13,300	342,874
Sysco Corp	139,800	11,100,120
Walmart Inc	303,400	36,007,512
		47,450,506
Food Products – 8.3%
Archer-Daniels-Midland Co	14,500	595,515
Conagra Brands Inc	124,414	3,817,022
General Mills Inc	599,896	33,066,268
Hershey Co	145,700	22,582,043
Hormel Foods Corp	31,191	1,363,982
JM Smucker Co	4,000	440,080
Kellogg Co	371,800	23,925,330
Lamb Weston Holdings Inc	49,804	3,621,747
Tyson Foods Inc	11,300	973,382
		90,385,369
Gas Utilities – 0.1%
Atmos Energy Corp	12,464	1,419,525
Health Care Equipment & Supplies – 0.7%
Baxter International Inc	12,000	1,049,640

Shares		Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Becton Dickinson and Co	15,435	$3,904,438
Cooper Cos Inc	5,000	1,485,000
DENTSPLY SIRONA Inc	18,311	976,159
Intuitive Surgical Inc*	670	361,753
Medtronic PLC	2,355	255,800
		8,032,790
Health Care Providers & Services – 3.0%
Anthem Inc	1,748	419,695
Cigna Corp	11,575	1,756,969
Humana Inc	59,200	15,135,664
Laboratory Corp of America Holdings*	83,900	14,095,200
Universal Health Services Inc	8,900	1,323,875
		32,731,403
Hotels, Restaurants & Leisure – 4.5%
Chipotle Mexican Grill Inc*	112	94,133
Darden Restaurants Inc	81,800	9,670,396
Hilton Worldwide Holdings Inc	10,107	941,063
Marriott International Inc/MD	5,937	738,385
McDonald's Corp	147,611	31,693,558
Starbucks Corp	41,810	3,696,840
Yum! Brands Inc	18,291	2,074,748
		48,909,123
Household Durables – 0.6%
DR Horton Inc	21,549	1,135,848
Garmin Ltd	28,800	2,439,072
Lennar Corp	13,878	775,086
PulteGroup Inc	71,905	2,628,128
		6,978,134
Household Products – 9.2%
Clorox Co	82,972	12,600,958
Colgate-Palmolive Co	10,900	801,259
Kimberly-Clark Corp	210,851	29,951,385
Procter & Gamble Co	458,036	56,970,518
		100,324,120
Independent Power and Renewable Electricity Producers – 0.3%
AES Corp/VA	52,600	859,484
NRG Energy Inc	51,900	2,055,240
		2,914,724
Industrial Conglomerates – 0.1%
General Electric Co	43,462	388,550
Honeywell International Inc	3,394	574,265
		962,815
Information Technology Services – 0.7%
Akamai Technologies Inc*	7,169	655,103
FleetCor Technologies Inc*	5,010	1,436,768
Global Payments Inc	8,195	1,303,005
Mastercard Inc	9,597	2,606,257
VeriSign Inc*	6,800	1,282,684
Western Union Co	31,564	731,338
		8,015,155
Insurance – 2.3%
Aflac Inc	21,000	1,098,720
Allstate Corp	10,100	1,097,668
Aon PLC	41,100	7,955,727
Arthur J Gallagher & Co	4,249	380,583
Everest Re Group Ltd	24,675	6,565,771
Hartford Financial Services Group Inc	56,000	3,394,160
Marsh & McLennan Cos Inc	2,628	262,931
Progressive Corp	56,600	4,372,350
Willis Towers Watson PLC	2,300	443,831
		25,571,741
Internet & Direct Marketing Retail – 0.4%
eBay Inc	25,548	995,861
Expedia Group Inc	21,500	2,889,815
		3,885,676
Leisure Products – 0.6%
Hasbro Inc	57,700	6,848,413
Media – 0.6%
Fox Corp - Class A	73,729	2,325,044
Fox Corp - Class B	65,613	2,069,434
Omnicom Group Inc	20,967	1,641,716
		6,036,194

Shares		Value
Common Stocks – (continued)
Metals & Mining – 1.5%
Newmont Goldcorp Corp	424,436	$16,094,613
Multiline Retail – 1.7%
Dollar General Corp	13,800	2,193,372
Dollar Tree Inc*	20,744	2,368,135
Kohl's Corp	28,006	1,390,778
Macy's Inc	40,034	622,128
Nordstrom Inc	43,209	1,454,847
Target Corp	101,000	10,797,910
		18,827,170
Multi-Utilities – 7.3%
Ameren Corp	49,800	3,986,490
CenterPoint Energy Inc	37,184	1,122,213
CMS Energy Corp	84,041	5,374,422
Consolidated Edison Inc	449,513	42,465,493
Dominion Energy Inc	106,303	8,614,795
DTE Energy Co	24,672	3,280,389
NiSource Inc	111,328	3,330,934
Public Service Enterprise Group Inc	59,630	3,701,830
Sempra Energy	15,900	2,346,999
WEC Energy Group Inc	52,749	5,016,430
		79,239,995
Oil, Gas & Consumable Fuels – 1.3%
Cabot Oil & Gas Corp	23,485	412,631
Concho Resources Inc	4,169	283,075
ConocoPhillips	21,300	1,213,674
HollyFrontier Corp	37,800	2,027,592
Kinder Morgan Inc/DE	28,751	592,558
Marathon Petroleum Corp	4,216	256,122
Occidental Petroleum Corp	13,934	619,645
ONEOK Inc	1,987	146,422
Phillips 66	27,100	2,775,040
Pioneer Natural Resources Co	11,500	1,446,355
Valero Energy Corp	47,100	4,014,804
		13,787,918
Personal Products – 0%
Estee Lauder Cos Inc	481	95,695
Pharmaceuticals – 3.5%
Eli Lilly & Co	23,195	2,593,897
Johnson & Johnson	262,901	34,014,131
Merck & Co Inc	17,200	1,447,896
		38,055,924
Professional Services – 0.4%
Equifax Inc	1,646	231,543
Verisk Analytics Inc	23,400	3,700,476
		3,932,019
Road & Rail – 0.3%
JB Hunt Transport Services Inc	18,600	2,058,090
Kansas City Southern	2,085	277,326
Norfolk Southern Corp	4,003	719,179
		3,054,595
Semiconductor & Semiconductor Equipment – 0.7%
Analog Devices Inc	9,304	1,039,536
Broadcom Inc	5,293	1,461,239
Qorvo Inc*	32,585	2,415,852
QUALCOMM Inc	4,448	339,293
Skyworks Solutions Inc	8,065	639,151
Xilinx Inc	17,769	1,704,047
		7,599,118
Software – 0.2%
Cadence Design Systems Inc*	10,524	695,426
Citrix Systems Inc	10,900	1,052,068
Synopsys Inc*	988	135,603
		1,883,097
Specialty Retail – 3.4%
AutoZone Inc*	23,160	25,119,799
Gap Inc	78,203	1,357,604
Lowe's Cos Inc	2,988	328,560
O'Reilly Automotive Inc*	5,800	2,311,358
Ross Stores Inc	5,715	627,793
Tiffany & Co	10,500	972,615
TJX Cos Inc	78,812	4,392,981
Ulta Beauty Inc*	9,200	2,305,980
		37,416,690

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.3%
Apple Inc	65,100	$14,580,447
Textiles, Apparel & Luxury Goods – 0.7%
Capri Holdings Ltd*	39,623	1,313,899
NIKE Inc	1,920	180,326
PVH Corp	2,632	232,221
Ralph Lauren Corp	3,376	322,307
Tapestry Inc	135,962	3,541,810
VF Corp	25,700	2,287,043
		7,877,606
Tobacco – 1.5%
Altria Group Inc	389,700	15,938,730
Trading Companies & Distributors – 0.1%
WW Grainger Inc	2,582	767,241
Water Utilities – 0.2%
American Water Works Co Inc	16,400	2,037,372
Total Common Stocks (cost $789,718,083)		1,079,362,185
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $7,498,842)	7,498,842	7,498,842
Total Investments (total cost $797,216,925) – 100.0%		1,086,861,027
Cash, Receivables and Other Assets, net of Liabilities – 0%		408,820
Net Assets – 100%		$1,087,269,847

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,084,513,974	99.8%
United Kingdom	2,347,053	0.2

Total	$1,086,861,027	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$32,902∆	$-	$-	$-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	125,957	54	-	7,498,842
Total Affiliated Investments - 0.7%	$158,859	$54	$-	$7,498,842

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	738,000	20,110,161	(20,848,161)	-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	7,358,099	118,795,006	(118,654,263)	7,498,842

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,079,362,185	$-	$-
Investment Companies	-	7,498,842	-
Total Assets	$1,079,362,185	$7,498,842	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.